Non-controlling interests - Cash flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of subsidiaries [line items]
Cash flows from operating activities	$ 660,269	$ 987,349
Cash flows from (used in) financing activities	(551,418)	(508,534)
Cash flows from (used in) investing activities	(508,583)	(553,137)
Total
Disclosure of subsidiaries [line items]
Cash flows from operating activities	382,957	321,002
Cash flows from (used in) financing activities	(400,314)	(205,602)
Cash flows from (used in) investing activities	(2,874)	(34,895)
Methanex Egypt
Disclosure of subsidiaries [line items]
Cash flows from operating activities	131,667	226,647
Cash flows from (used in) financing activities	(99,490)	(152,806)
Cash flows from (used in) investing activities	(5,560)	(35,110)
Waterfront Shipping Limited
Disclosure of subsidiaries [line items]
Cash flows from operating activities	251,290	94,355
Cash flows from (used in) financing activities	(300,824)	(52,796)
Cash flows from (used in) investing activities	$ 2,686	$ 215